Property and Equipment	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment as of September 30, 2021 and December 31, 2020 is summarized as follows:

	September 30, 2021	December 31, 2020

Computer and office equipment	$32,463	$27,307
Less accumulated depreciation	(26,590)	(18,804)
Computer and office equipment, net	$5,873	$8,503

All of the Company's property and equipment is located in the United Kingdom. Depreciation expense for the nine months ended September 30, 2021 and 2020 was $11,838 and $5,615, respectively. Depreciation expense is included in general and administrative costs in the Company's condensed consolidated statement of operations.